Stockholders' Equity (Details Narrative) (10-Q) - USD ($)								1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 06, 2017	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	Jun. 30, 2015	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2014
Issuance of common stock, value		$ 15,000	$ 75,000	$ 60,000						$ 250,000			$ 1,000,000
Conversion of stock, shares converted								0.29
Common stock, par value										582,599		538,628	350,357
Issuance of common stock, shares			470,000	210,000
Change in fair value liability for price adjustable warrants										103,072		$ 75,100
Debt instruments conversion into shares								6,153,684
Debt instruments conversion into shares, value								$ 948,000
Sale of stock transaction, value										$ 250,000
Warrants Outstanding										27,029,995
Weighted average exercise price										$ 0.43
Investment Advisory [Member]
Number of common stoc issued for service								300,000
Fair value of price per share								$ 0.18
CEO Services [Member] | Restricted Stock [Member]
Number of common stoc issued for service								100,000
Fair value of price per share								$ 0.14
Stock Purchase Agreement [Member]
Notes receivable										$ 45,000
Number of amount surrended										$ 14,049
Number of warrants surrended										60,000
Number of common stock surrended										87,254
Stock Purchase Agreement [Member] | Lipo Medics [Member]
Sale of stock, shares	862,068
Sale of stock transaction	862,068
Sale of stock transaction, value	$ 250,000
Series B Preferred Stock [Member]
Preferred stock designated, shares										1,000		1,000
Series A Preferred Stock [Member]
Preferred stock designated, shares										90,000		90,000
Series C Preferred Stock [Member]
Preferred stock designated, shares														1,200
Common stock, par value						$ 5,000
Common stock at a conversion price, per share						$ 0.75
Series C Preferred Stock [Member] | Investor [Member]
Conversion of stock, shares converted					90		90
Common stock at a conversion price, per share					$ 0.31		$ 0.54
Issuance of common stock, shares					600,000		600,000
Series D Preferred Stock [Member]
Preferred stock designated, shares						220
Series D Preferred Stock [Member] | Investor [Member]
Conversion of stock, shares converted					50				110
Common stock at a conversion price, per share				$ 0.15	$ 0.28				$ 0.15
Issuance of common stock, shares					625,000				1,400,000
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Sale of stock, shares						220
Warrants to purchase, shares						3,440,000
Common stock exercise price, per share						$ 0.40
Payments to warrant purchase price						$ 1,100,000
Issuance of common stock, value						$ 10,000
Warrant reduction per share						$ 0.28
Common stock, par value						$ 5,000
Common stock at a conversion price, per share						$ 0.40
Issuance of common stock, shares						2,750,000
Common stock stated dividend rate						5.00%
Change in fair value liability for price adjustable warrants						$ 600,000
Debt beneficial conversion feature						$ 700,000
Sale of stock transaction						220